S000022084 [Member] Investment Objectives and Goals - Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: EMERGING MARKETS EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.